Provisions and other liabilities	12 Months Ended
Dec. 31, 2020
Provisions and other liabilities [Abstract]
Provisions and other liabilities
22. Provisions and other liabilities
	December 31,
	2020	2019 restated*
	US$’000	US$’000
Non-current liabilities
Provisions and other liabilities	21,382	3,910
Leases due greater than 1 year	4,569	1,053
	25,951	4,963
Current liabilities
Provisions and other liabilities	9,976	23,304
Leases due less than 1 year	963	571
	10,939	23,875
Total provisions and other liabilities	36,890	28,838
* see note 27

Refer to Note 25, Commitments and contingencies for further details on provisions.

The Group leases various offices, equipment, vehicles and a production facility.

During the period ended December 31, 2020 there were two new office leases entered into in the Group, the details of which are outlined below.

In February 2020, the Group entered an 8-year term lease for its U.S. operational office, located in Boston, Massachusetts (the “Boston lease”). The lease commenced in June 2020 and the aggregate lease payment over the lease term is approximately US$2,100,000. On initial recognition, the right-of-use asset associated with the Boston lease was US$1,381,000, which was recorded in property, plant and equipment and the corresponding lease liabilities of the same amount were recorded in current provisions and other liabilities and non-current provisions and other liabilities, being US$148,000 and US$1,233,000, respectively.

In June 2020, the Group entered a 20-year term lease for its headquarters, located in Dublin, Ireland (the “Dublin lease”). The lease commenced in June 2020 and the aggregate lease payments over the non-cancellable lease term is approximately US$5,420,000. On initial recognition, the right-of-use asset associated with the Dublin lease was US$2,965,000, which was recorded in property, plant and equipment and the corresponding lease liabilities of the same amount were recorded in current provisions and other liabilities and non-current provisions and other liabilities, being US$110,000 and US$2,855,000, respectively.

The right-of-use assets associated with the Dublin and Boston leases represent the Group’s right to use the underlying assets during the respective lease term and the related lease liabilities represent the Group’s obligation to make lease payments arising from the leases. Both the right-of-use assets and the corresponding liabilities are recognized at the commencement date of the leases based upon the present value of lease payments over the lease term. As the Group’s leases do not provide an implicit rate, when determining the lease liabilities, the Group estimated the incremental borrowing rate with reference to the interest rate from the Term Loan entered in September 2019.

The Dublin and Boston leases do not contain purchase options. The Boston lease contains renewal options that can be exercised at the discretion of the Group, and the Group only includes renewal option in the lease term when it is reasonably certain to exercise such option. The Dublin lease includes a termination option that can be exercised at the discretion of the Group on the 12th anniversary of the lease commencement date. The lease term includes the period up to the termination option date where it is reasonably certain that the option will not be taken.